Investments in Affiliates (Tables)	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Schedule of equity method investments
	As of December 31,
	2021	2022
	RMB	RMB
CNFinance	329,158	—
Others	6,650	4,035
Total	335,808	4,035

Schedule of financial information of equity method investees
As of December 31, 2021
RMB
Statements of Balance Sheet
Total assets	14,883,038
Total liabilities	10,783,449

Schedule of results of operation
	Year Ended December 31,
	2020	2021
Results of Operation	RMB	RMB
Income from operations	115,656	1,462
Net profit (loss)	89,820	(7,089)